Investments - Mortgage Loan Credit Monitoring (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Vintage year, Mortgage loans
Mortgage loans, Total amortized cost	$ 19,746.0	$ 19,522.0	$ 19,802.9
Reinsurance recoverable and deposit receivable	23,375.0	24,427.9	21,445.0
Accrued interest receivable	636.4	616.0	575.8
Commercial mortgage loans
Vintage year, Mortgage loans
2023	649.9	1,060.6
2022	1,249.4	1,713.7	1,471.7
2021	1,663.9	2,614.5	2,595.3
2020	2,461.8	1,739.1	1,903.5
2019	1,712.1	2,349.7	2,568.8
2018			2,370.6
Prior	8,663.2	6,622.6	5,333.5
Mortgage loans, Total amortized cost	16,400.3	16,100.2	16,243.4
Accrued interest receivable	63.5	57.1	55.9
Commercial mortgage loans | A- and above
Vintage year, Mortgage loans
2023	547.3	667.4
2022	815.7	1,214.8	995.9
2021	1,219.2	2,271.5	2,182.5
2020	2,182.3	1,535.8	1,753.8
2019	1,508.8	1,921.0	2,177.2
2018			2,130.8
Prior	6,996.6	5,447.2	4,555.1
Mortgage loans, Total amortized cost	13,269.9	13,057.7	13,795.3
Commercial mortgage loans | BBB+ thru BBB-
Vintage year, Mortgage loans
2023	85.9	282.6
2022	307.0	356.8	371.8
2021	293.2	343.0	412.8
2020	235.4	203.3	149.7
2019	163.0	309.9	391.6
2018			222.6
Prior	1,059.5	886.9	676.4
Mortgage loans, Total amortized cost	2,144.0	2,382.5	2,224.9
Commercial mortgage loans | BB+ thru BB-
Vintage year, Mortgage loans
2023	16.7	110.6
2022	126.7	142.1	104.0
2021	151.5
2020	44.1
2019	40.3	35.3
2018			8.9
Prior	239.5	234.6	66.5
Mortgage loans, Total amortized cost	618.8	522.6	179.4
Commercial mortgage loans | B+ and below
Vintage year, Mortgage loans
2019		83.5
2018			8.3
Prior	367.6	53.9	35.5
Mortgage loans, Total amortized cost	367.6	137.4	43.8
Residential mortgage loans
Vintage year, Mortgage loans
2023	88.4	456.3
2022	402.1	1,025.5	1,109.4
2021	984.9	1,276.5	1,673.8
2020	1,231.8	150.4	366.3
2019	140.1	88.6	100.2
2018			51.8
Prior	314.9	255.9	258.0
Mortgage loans, Total amortized cost	3,162.2	3,253.2	3,559.5
Accrued interest receivable	10.2	10.3	9.8
Residential mortgage loans | Performing
Vintage year, Mortgage loans
2023	88.4	456.3
2022	400.9	1,023.4	1,101.4
2021	980.3	1,272.5	1,669.1
2020	1,227.9	150.4	364.5
2019	138.9	86.8	99.2
2018			51.2
Prior	311.0	253.6	253.6
Mortgage loans, Total amortized cost	3,147.4	3,243.0	3,539.0
Residential mortgage loans | Non-performing
Vintage year, Mortgage loans
2022	1.2	2.1	8.0
2021	4.6	4.0	4.7
2020	3.9		1.8
2019	1.2	1.8	1.0
2018			0.6
Prior	3.9	2.3	4.4
Mortgage loans, Total amortized cost	$ 14.8	$ 10.2	20.5
Mortgage loans, delinquent to be considered non-performing (in days)	90 days	90 days
Other loans
Vintage year, Mortgage loans
2023	$ 84.6	$ 168.5
2022	98.8
Prior	0.1	0.1
Mortgage loans, Total amortized cost	183.5	168.6
Accrued interest receivable	1.5	1.6	$ 0.0
Other loans | Performing
Vintage year, Mortgage loans
2023	84.5	168.5
2022	98.8
Mortgage loans, Total amortized cost	183.3	168.5
Other loans | Non-performing
Vintage year, Mortgage loans
2023	0.1
Prior	0.1	0.1
Mortgage loans, Total amortized cost	$ 0.2	$ 0.1